Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of Debt

Borrower(s)			December 31, 2015	December 31, 2016
A.	Credit Facility		495,993	406,103
B.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	82,500	-
	2.	Mas Shipping Co.	30,625	22,375
	3.	Montes Shipping Co. and Kelsen Shipping Co.	66,000	54,000
	4.	Capetanissa Maritime Corporation	45,000	-
	5.	Rena Maritime Corporation	42,500	-
	6.	Costamare Inc.	60,463	50,313
	7.	Costamare Inc.	111,417	-
	8.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	193,545	178,264
	9.	Raymond Shipping Co. and Terance Shipping Co.	126,878	115,964
	10.	Costamare Inc.	68,170	53,475
	11.	Uriza Shipping S.A.	-	36,833
	12.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	-	109,000
	13	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	-	32,000
			827,098	652,224
		Total	1,323,091	1,058,327
		Less: Deferred financing costs	(4,499)	(3,720)
		Total long term debt, net	1,318,592	1,054,607
		Less: Long-term debt current portion	(185,259)	(199,637)
		Add: Deferred financing costs, current portion	1,431	1,360
		Total long term debt, non-current, net	1,134,764	856,330

Schedule of Maturities of Long-Term Debt
Year ending December 31,	Amount
2017	199,637
2018	211,784
2019	160,819
2020	352,291
2021	133,796
1,058,327

Schedule of financing costs
Financing costs
Balance, January 1, 2014	9,954
Additions	2,055
Amortization	(2,084)
Write-off	(2,023)
Balance, December 31, 2014	7,902
Amortization	(1,896)
Balance, December 31, 2015	6,006
Additions	3,907
Amortization	(2,027)
Write-off	(586)
Balance, December 31, 2016	7,300
Less: Current portion of financing costs	(2,062)
Financing costs, non-current portion	5,238